Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Summary of Prepaid Expenses and Other Current Assets
	December 31,
	2020	2019
	$	$
Prepaid insurance	1,021	791
Prepaid inventory	—	175
Other current asset (note 23)	873	—
Other	19	245
	1,913	1,211